Finance and Operating Lease_The Future Minimum Lease Payments Arising(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee Line Items [Line Items]
Net carrying amount of finance lease assets	₩ 34,003	₩ 29,817
Disclosure Of Finance Lease By Lessee Abstract [Abstract]
Minimum lease payment	10,380	4,705
Present value of minimum lease payment	10,161	4,569
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	591,190	398,885
Minimum sublease payment	(6,561)	(3,101)
1 year
Disclosure Of Finance Lease By Lessee Abstract [Abstract]
Minimum lease payment	6,827	2,555
Present value of minimum lease payment	6,705	2,510
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	179,384	168,707
1~5 years
Disclosure Of Finance Lease By Lessee Abstract [Abstract]
Minimum lease payment	3,553	2,150
Present value of minimum lease payment	3,456	2,059
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	299,900	196,050
More than 5 years
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	₩ 111,906	₩ 34,128